share-based compensation - TELUS International (Cda) Inc. share options (Details)	6 Months Ended
	Jun. 30, 2019 USD ($) Y Options	Jun. 30, 2019 CAD ($) Y Options	Mar. 31, 2019 USD ($) Options	Mar. 31, 2019 CAD ($) Options	Dec. 31, 2018 USD ($) Options	Dec. 31, 2018 CAD ($) Options
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of options outstanding | Options	858,735	858,735	858,735	858,735	858,735	858,735
Weighted average share price of options outstanding	$ 29.83		$ 29.83		$ 29.83
Weighted average remaining contractual life (years) | Y	7.9	7.9
TELUS International (Cda) Inc. share options, Canadian $ denominated share-based compensation
Number of options outstanding | Options	53,832	53,832	53,832	53,832	53,832	53,832
Weighted average share price of options outstanding		$ 21.36		$ 21.36		$ 21.36
Weighted average remaining contractual life (years) | Y	7.1	7.1
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%	0.00%
Minimum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price	$ 21.90
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Exercise period	10 years
Variable payout (as a percent)	100.00%	100.00%
Maximum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price	$ 40.26